Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows Related to Operating Activities
Receipts from customers	$ 1,601,619	$ 1,413,676	$ 1,114,596
Payments to suppliers and employees	(7,262,348)	(9,971,142)	(7,710,997)
Interest received	1,278	8,386	12,165
Interest and other costs of finance paid	(24,199)	(97,051)	(43,863)
Other - R&D Tax Concession Refund	2,156,206	1,615,043	1,469,763
Net Cash Flows Used In Operating Activities	(3,527,444)	(7,031,088)	(5,158,336)
Cash Flows Related to Investing Activities
Payment for purchases of plant and equipment	(6,594)	(5,696)	(2,441)
Net Cash Flows Used In Investing Activities	(6,594)	(5,696)	(2,441)
Cash Flows Related to Financing Activities
Proceeds from issues of securities	5,315,810	12,525,067	2,482,861
Capital raising costs	(576,762)	(2,132,422)	(20,299)
Proceeds from borrowings	500,000	500,000	2,950,000
Repayment of borrowings	(865,864)	(2,191,593)	(1,077,220)
Net Cash Flows From/(Used In) Financing Activities	4,373,184	8,701,052	4,335,342
Net increase/(decrease) in cash and cash equivalents	839,146	1,664,268	(825,435)
Cash and cash equivalents at the beginning of the year	3,994,924	2,290,639	3,116,074
Effects of exchange rate changes on cash and cash equivalents	(106,640)	40,017
Cash and Cash Equivalents at the End of the Year	$ 4,727,430	$ 3,994,924	$ 2,290,639